Short-term Investments (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Loan Note Receivables Due from Financial Institutions [Member] USD ($)	Dec. 31, 2012 Loan Note Receivables Due from Financial Institutions [Member] EUR (€)	Dec. 31, 2011 Loan Note Receivables Due from Financial Institutions [Member] USD ($)	Dec. 31, 2011 Loan Note Receivables Due from Financial Institutions [Member] EUR (€)	Dec. 31, 2012 Investment Maturing 2013 [Member] EUR (€)	Dec. 31, 2012 Investment Maturing 2014 [Member] EUR (€)	Dec. 31, 2012 Term Deposits [Member] USD ($)	Dec. 31, 2012 Term Deposits [Member] EUR (€)	Dec. 31, 2011 Term Deposits [Member] USD ($)	Dec. 31, 2011 Term Deposits [Member] EUR (€)
Investment [Line Items]
Short-term investments	$ 90,451,000	$ 54,577,000		$ 82,500,000	€ 62,500,000	$ 45,300,000	€ 35,000,000	€ 47,500,000	€ 15,000,000	$ 8,000,000	€ 6,100,000	$ 9,300,000	€ 7,200,000
Sales of short-term investments	5,999,000	242,630,000	44,000,000
Realized Investment Gains (Losses)	$ 0	$ 0